THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                   ON THE FORM 13F FILED ON AUGUST 15, 2005
                           PURSUANT TO A REQUEST FOR
                     CONFIDENTIAL TREATMENT AND FOR WHICH
                   THAT REQUEST EXPIRED ON FEBRUARY 14, 2006
                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               --------------------------

Check here if Amendment [ X]; Amendment Number:2
                                               -
     This Amendment (Check only one.):      [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Chesapeake Partners Management Co., Inc.
Address:     1829 Reisterstown Road
             Suite 420
             Baltimore, Maryland  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mark D. Lerner
Title:       Vice President
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

/s/ Mark D. Lerner              Baltimore, Maryland                2/14/06
------------------------------  ---------------------------------  ---------
       [Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    6
                                           ------------------------------

Form 13F Information Table Value Total:    $47,623
                                           ------------------------------
                                                   (thousands)

List of Other Included Managers:

We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Exchange Act.

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                                            FORM 13F INFORMATION TABLE

   COLUMN 1               COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
--------------         --------------  ---------- ----------- -------------------- ---------- --------- ---------------------------
                                                    VALUE     SHRS OR  SH/   PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN   CALL  DISCRETION  MANAGERS  SOLE     SHARED       NONE
--------------         --------------  ---------- ----------- -------- ---- ------ ---------- --------- ------- ------------ ------

Apria Healthcare Grp   Common          037933108    5,383     155,400  SH           SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Apria Healthcare Grp   Common          037933108    3,464     100,000  SH    CALL   SOLE                                       NONE
-----------------------------------------------------------------------------------------------------------------------------------

Insight Comm Inc.      CL A            45768V108      441      39,943  SH           SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Macromedia Inc.        Common          556100105   28,989     758,467  SH           SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

MBNA Corp              Common          55262L100    9,156     350,000  SH           SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Metals USA Inc.        Com New         591324207      190      10,000  SH           SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------